Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Profit or loss [abstract]
Revenues	$ 461	$ 840	$ 1,306
Cost of goods sold	(101)	(366)	(800)
Gross profit	360	474	506
Research and development expenses	938	841	1,707
Sales and marketing	491	926	1,515
Impairment of intangible asset			1,344
General and administrative expenses	2,109	2,234	4,526
Other income	(465)		(1,270)
Operating loss	2,713	3,527	7,316
Company’s share of losses of companies accounted for at equity, net	312	208	429
Finance income	(644)	(323)	(612)
Finance expenses	1,058	272	353
Loss on impairment of loans	5,973
Loss before income taxes	9,412	3,684	7,486
Taxes on income		(5)	(14)
Total comprehensive loss	9,412	3,679	7,472
Attributable to:
Equity holders of the Company	9,328	3,442	6,284
Non-controlling interests	84	237	1,188
Profit loss	$ 9,412	$ 3,679	$ 7,472
Basic loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 17.92	$ 35.7	$ 26.88	[1]
Diluted loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 17.92	$ 35.7	$ 26.88	[1]

[1]	Loss per share retroactively adjusted in these consolidated statements of comprehensive loss to reflect “Reverse Share Split”. See Note 9.